Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.
Prospectus Date	rr_ProspectusDate	Feb. 27, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Supplement dated June 14, 2019 to the Fund's Currently Effective

Summary Prospectus, Prospectus and Statement of Additional Information

The revisions described herein are effective on or about July 15, 2019. This supplement amends and supersedes any contrary information relating to any share class offered by the Fund contained within the Fund's Summary Prospectus, Statutory Prospectus and Statement of Additional Information and is in addition to any existing supplement thereto for the Fund. You should read this Supplement in conjunction with the Fund's Summary Prospectus and Prospectus, as applicable, and retain it for future reference.

1.	In the fee table in the section of the Summary Prospectus entitled "Fund Fees and Expenses", the maximum sales charge (load) imposed on purchases (as a percentage of offering price) for Class A shares is replaced with 2.25% and the maximum deferred sales charge (load) (as percentage of the lower original purchase price or net asset value at redemption) for Class A shares is replaced with 1.00%.

PGIM SHORT-TERM CORPORATE BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Supplement dated June 14, 2019 to the Fund's Currently Effective

Summary Prospectus, Prospectus and Statement of Additional Information

The revisions described herein are effective on or about July 15, 2019. This supplement amends and supersedes any contrary information relating to any share class offered by the Fund contained within the Fund's Summary Prospectus, Statutory Prospectus and Statement of Additional Information and is in addition to any existing supplement thereto for the Fund. You should read this Supplement in conjunction with the Fund's Summary Prospectus and Prospectus, as applicable, and retain it for future reference.

1.	In the fee table in the section of the Summary Prospectus entitled "Fund Fees and Expenses", the maximum sales charge (load) imposed on purchases (as a percentage of offering price) for Class A shares is replaced with 2.25% and the maximum deferred sales charge (load) (as percentage of the lower original purchase price or net asset value at redemption) for Class A shares is replaced with 1.00%.